Pension and similar obligations - Summary of Changes in Present Value of Defined Benefit Obligations and Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	$ 2,256
Interest cost	(73)	$ (73)	[1]	$ (82)	[1]
Actuarial gains/(losses) - demographic assumptions	927	(334)
Defined benefit obligation at 31 December	1,523	2,256
Present Value of Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	(7,478)	(8,496)		(8,143)
Current service costs	(69)	(80)		(72)
Interest cost	(229)	(212)		(250)
Past service gain/(cost)	0	(5)		16
Assets distributed on settlements	114	176		153
Benefits paid	549	553		519
Contribution by plan participants	(2)	(3)		(2)
Actuarial gains/(losses) - demographic assumptions	(2)	(41)		20
Actuarial gains/(losses) - financial assumptions	1,854	460		(690)
Experience adjustments	(116)	16		(12)
Exchange differences	243	154		(35)
Transfers and other movements	(55)	0		0
Defined benefit obligation at 31 December	(5,191)	(7,478)		(8,496)
Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at 1 January	5,381	5,649		5,442
Interest cost	157	137		168
Administration costs	(17)	(19)		(19)
Assets distributed on settlements	(112)	(172)		(146)
Return on plan assets exceeding interest income	(1,084)	197		332
Benefits paid	(551)	(553)		(519)
Contributions by AB InBev	220	241		394
Contribution by plan participants	2	3		2
Exchange differences	(188)	(102)		(9)
Transfers and other movements	(2)	0		4
Defined benefit obligation at 31 December	$ 3,807	$ 5,381		$ 5,649

[1]	Amended to conform to 2022 presentation.